Note 14 - Interest and Finance Costs	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Interest and Finance Costs [Text Block]

14. Interest and Finance Costs:

The Interest and finance costs in the accompanying consolidated statements of operations are as follows:

	For the six-month period ended June 30,
	2025	2026
Interest expense	$3,197	$3,931
Amortization and write-off of financing costs	326	483
Bank charges and other financing costs	152	323
Total	$3,675	$4,737